Income tax and social contribution (restated) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution (restated)
Current income tax and social security contribution	R$ (34,536)	R$ (59,570)	R$ (95,375)
Deferred income tax	(42,186)	(44,992)	10,958
Income tax and social contributions	R$ (76,722)	R$ (104,562)	R$ (84,417)